Income Taxes - Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Major components of tax expense (income) [abstract]
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$ 2,548	$ 1,938
Foreign operations subject to different tax rates	(485)	(332)
Tax-exempt income	(12)	(184)
Canada Recovery Dividend (CRD) tax		525
Other (including Enron settlement)	(39)	(13)
Income tax expense	$ 2,012	$ 1,934	[1]
Combined Canadian federal and provincial income tax rate applied to income before income taxes, percentage	27.80%	27.80%
Foreign operations subject to different tax rates, percentage	(5.40%)	(4.80%)
Tax-exempt income, percentage	(0.10%)	(2.70%)
Canada Recovery Dividend (CRD) tax, percentage		7.50%
Other	(0.40%)	(0.10%)
Income taxes in the consolidated statement of income, percentage	21.90%	27.70%

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.